REPORTABLE SEGMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
REPORTABLE SEGMENTS
REPORTABLE SEGMENTS

NOTE 14: REPORTABLE SEGMENTS

The Company’s operations are organized into five reporting segments: Owned Service Network, Managed Solutions, Keen Labs, Logistics, and Other. The structure is designed to allow the Company to evaluate the performance of its different solutions offerings, provide improved service and drive future growth in a cost-efficient manner.

As disclosed in Note 4 “Disposals and Discontinued Operations”, on June 17, 2026, the Company completed the sale of GIX, which represented the Company’s “Transportation” and “Distributed Energy & Renewables” segment. The financial results of the Company’s “GIX” business has been presented as discontinued operations and therefore is excluded from segment reporting. Accordingly, the Company’s continuing operations include the following principal business segments:

	Three Months Ended June 30, 2026

	Owned Service	Managed
	Network	Solutions	Logistics	Keen Labs	Others	Total
Revenues	$1,982,761	147,522	3,626,992	3,854,734	182,410	$9,794,419
Cost of revenue	1,248,766	102,142	2,823,815	2,700,005	115,639	6,990,367
Selling, general and administrative expenses
Facility costs	27,019	3,987	—	—	17,210	48,216
Insurance expenses	110,523	2,715	21,946	—	95,858	231,042
Marketing expenses	48,801	11,324	—	169,812	132,845	362,782
Operational expenses	1,073,928	31,840	158,486	417,447	1,313,106	2,994,807
Compensation and related benefits	413,507	39,814	287,595	346,031	400,652	1,487,599
Travel & entertainment	16,768	2,271	1,884	27,032	14,036	61,991
Vehicle expenses	67,267	3,275	—	—	—	70,542
Depreciation	35,586	—	—	—	—	35,586
Amortization	22,036	—	44,610	—	38,429	105,075
Total selling, general and administrative expenses	1,815,435	95,226	514,521	960,322	2,012,136	5,397,640
Loss on impairment	322,616	—	—	—	—	322,616
(Loss) income from operations	(1,404,056)	(49,846)	288,656	194,407	(1,945,365)	(2,916,204)
Other (expense) income, net	(106,597)	—	167,973	(1,798)	(1,060,048)	(1,000,470)
Equity in earnings of equity method investee	—	—	—	—	426,941	426,941
Change in fair value of investment in equity securities	—	—	—	—	2,312,820	2,312,820
Net (loss) income from continuing operations	$(1,510,653)	$(49,846)	$456,629	$192,609	$(265,652)	$(1,176,913)
Total assets	$3,292,197	$—	$3,856,684	$1,577,435	$44,281,547	$53,007,863
Capital expenditures	$1,578	$—	$—	$—	$—	$1,578

	Three Months Ended June 30, 2025

	Owned Service	Managed
	Network	Solutions	Logistics	Keen Labs	Others	Total
Revenues	$4,401,467	608,951	2,874,783	—	—	$7,885,201
Cost of revenue	2,447,233	395,187	2,162,027	—	—	5,004,447
Selling, general and administrative expenses
Facility costs	18,175	17,073	—	—	9,747	44,995
Insurance expenses	100,457	11,163	12,559	—	113,029	237,208
Marketing expenses	421,210	32,344	—	—	345,434	798,988
Operational expenses	1,049,417	76,178	(106,380)	—	1,636,435	2,655,650
Compensation and related benefits	1,332,382	141,008	634,000	—	163,443	2,270,833
Travel & entertainment	(6,323)	12,347	16,968	—	44,294	67,286
Vehicle expenses	153,818	6,718	—	—	10,694	171,230
Depreciation	57,951	19,856	—	—	6,381	84,188
Amortization	28,518	—	62,016	—	323	90,857
Total selling, general and administrative expenses	3,155,605	316,687	619,163	—	2,329,780	6,421,235
Loss on impairment	—	—	—	—	—	—
Loss from operations	(1,201,371)	(102,923)	93,593	—	(2,329,780)	(3,540,481)
Other (expense) income, net	2,722,145	—	11,015	—	(6,086,614)	(3,353,454)
Net (loss) income from continuing operations	$1,520,774	$(102,923)	$104,608	$—	$(8,416,394)	$(6,893,935)
Total assets	$9,422,417	$1,803,751	$3,380,374	$—	$899,764	$15,506,306
Capital expenditures	$—	$—	$—	$—	$—	$—

	Six Months Ended June 30, 2026
	Owned Service Network	Managed Solutions	Logistics	Keen Labs	Others	Total

Revenues	$4,332,657	481,763	6,738,332	5,704,660	182,410	$17,439,822
Cost of revenue	3,167,302	330,041	5,250,912	3,907,269	115,639	12,771,163
Selling, general and administrative expenses
Facility costs	104,260	16,089	—	—	18,228	138,577
Insurance expenses	201,856	11,513	43,891	—	225,372	482,632
Marketing expenses	185,442	45,264	—	333,454	410,573	974,733
Operational expenses	1,502,342	(20,274)	413,742	782,503	2,129,653	4,807,966
Compensation and related benefits	1,016,129	136,425	616,007	470,481	890,180	3,129,222
Travel & entertainment	36,550	1,050	16,140	27,032	56,685	137,457
Vehicle expenses	157,602	10,235	—	—	44	167,881
Depreciation	75,998	—	—	—	662	76,660
Amortization	47,595	—	86,074	—	69,608	203,277
Total selling, general and administrative expenses	3,327,774	200,302	1,175,854	1,613,470	3,801,005	10,118,405
Loss on impairment	322,616	—	—	—	—	322,616
(Loss) income from operations	(2,485,035)	(48,580)	311,566	183,921	(3,734,234)	(5,772,362)
Other (expense) income, net	(3,224,743)	—	173,742	(4,605)	(1,599,488)	(4,655,094)
Equity in earnings of equity method investee	—	—	—	—	708,464	708,464
Change in fair value of investment in equity securities	—	—	—	—	2,312,820	2,312,820
Net (loss) income from continuing operations	$(5,709,778)	$(48,580)	$485,308	$179,316	$(2,312,438)	$(7,406,172)
Total assets	$3,292,197	$—	$3,856,684	$1,577,435	$44,281,547	$53,007,863
Capital expenditures	$2,733	$—	$—	$—	$—	$2,733

	Six Months Ended June 30, 2025
	Owned Service Network	Managed Solutions	Logistics	Keen Labs	Others	Total
Revenues	$8,362,025	2,365,319	5,412,213	—	—	$16,139,557
Cost of revenue	4,425,423	1,736,378	4,171,561	—	—	10,333,362
Selling, general and administrative expenses						—
Facility costs	54,016	118,106	—	—	9,747	181,869
Insurance expenses	140,876	33,893	26,254	—	212,949	413,972
Marketing expenses	1,873,312	107,128	—	—	882,478	2,862,918
Operational expenses	1,542,635	(462,051)	215,157	—	2,993,446	4,289,187
Compensation and related benefits	2,197,643	800,307	634,000	—	403,628	4,035,578
Travel & entertainment	22,727	15,591	25,418	—	99,220	162,956
Vehicle expenses	219,968	106,697	—	—	10,694	337,359
Depreciation	111,286	19,856	—	—	6,381	137,523
Amortization	62,853	—	71,351	—	645	134,849
Total selling, general and administrative expenses	6,225,316	739,527	972,180	—	4,619,188	12,556,211
Loss on impairment	—	—	—	—	—	—
(Loss) income from operations	(2,288,714)	(110,586)	268,472	—	(4,619,188)	(6,750,016)
Other (expense) income, net	2,672,341	—	11,015	—	(9,696,671)	(7,013,315)
Net (loss) income from continuing operations	$383,627	$(110,586)	$279,487	$—	$(14,315,859)	$(13,763,331)
Total assets	$9,422,417	$1,803,751	$3,380,374	$—	$899,764	$15,506,306
Capital expenditures	$—	$—	$—	$—	$—	$—

As of June 30, 2026 and December 31, 2025 the Company’s total assets located outside the United States were approximately nil and nil, respectively from its continuing operations. For the three and six months ended June 30, 2026, two and three customers, respectively represented more than 10% of total company revenue and for the three and six months ended June 30, 2025, one and two customer, respectively represented more than 10% of total company revenue.

The following tables summarize disaggregated revenue information by geographic area based upon the customer’s country of domicile:

	Three Months Ended June 30, 2026
	Owned Service	Managed
	Network	Solutions	Logistics	Keen Labs	Others	Total
United States	$1,982,761	$147,522	$3,626,992	$3,854,734	$182,410	$9,794,419
Total	$1,982,761	$147,522	$3,626,992	$3,854,734	$182,410	$9,794,419

	Three Months Ended June 30, 2025
	Owned Service Network	Managed Solutions	Logistics	Keen Labs	Others	Total
United States	$4,401,467	$608,951	$2,874,783	$—	$—	$7,885,201
Total	$4,401,467	$608,951	$2,874,783	$—	$—	$7,885,201

	Six Months Ended June 30, 2026
	Owned Service Network	Managed Solutions	Logistics	Keen Labs	Others	Total
United States	$4,332,657	$481,763	$6,738,332	$5,704,660	$182,410	$17,439,822
Total	$4,332,657	$481,763	$6,738,332	$5,704,660	$182,410	$17,439,822

	Six months ended June 30, 2025
	Owned Service Network	Managed Solutions	Logistics	Keen Labs	Others	Total
United States	$8,362,025	$2,365,319	$5,412,213	$—	$—	$16,139,557
Total	$8,362,025	$2,365,319	$5,412,213	$—	$—	$16,139,557

NOTE 19: REPORTABLE SEGMENTS

Following the presentation of the Company’s India - based operations as discontinued operations, the Company’s continuing operations are organized into four reporting segments: Owned Service Network, Managed Solutions, Logistics, and Corporate & Strategic Assets. The Distributed Energy & Renewables and Transportation segments comprised the India-based operations and are presented within discontinued operations for all periods presented. See Note 22, Discontinued Operations. The structure is designed to allow the Company to evaluate the performance of its different solutions offerings, provide improved service and drive future growth in a cost-efficient manner.

Selected information by reportable segment is presented in the following tables:

	Year Ended December 31, 2025
	Owned Service Network	Managed Solutions	Logistics	Corporate and Strategic Assets	Total
Revenues	$17,907,967	$3,130,538	$12,033,756	—	$33,072,261
Cost of revenue	10,639,101	2,278,467	9,227,775	—	22,145,343
Selling, general and administrative expenses
Facility costs	201,198	152,516	—	11,200	364,914
Insurance expenses	210,865	51,730	57,827	448,219	768,641
Marketing expenses	2,311,006	171,696	—	883,531	3,366,233
Operational expenses	3,696,282	(2,483)	748,231	3,907,696	8,349,726
Compensation and related benefits	4,024,294	994,087	1,303,117	1,673,018	7,994,516
Travel & entertainment	79,682	4,994	43,342	134,680	262,698
Vehicle expenses	462,668	128,830	—	16,766	608,264
Depreciation	209,186	15,721	—	25,670	250,577
Amortization	181,058	(2,350)	148,192	21,860	348,760
Total selling, general and administrative expenses	11,376,239	1,514,741	2,300,709	7,122,640	22,314,329
Loss on impairment	548,492	—	—	—	548,492
(Loss) income from operations	(4,655,865)	(662,670)	505,272	(7,122,640)	(11,935,903)
Other (expense) income, net	200,091	8,551	(87,082)	(5,439,130)	(5,317,570)
Net (loss) income from operations before income taxes	$(4,455,774)	$(654,119)	$418,190	$(12,561,770)	$(17,253,473)
Total assets	$7,573,010	$751,591	$3,833,283	$1,662,158	$13,820,042
Capital expenditures	$49,670	$—	$—	$—	$49,670

	Year Ended December 31, 2024
	Owned Service Network	Managed Solutions	Logistics	Corporate and Strategic Assets	Total
Revenues	$12,201,600	$4,429,995	$4,307,602	$139,774	$21,078,971
Cost of revenue	7,633,214	4,412,938	3,447,440	62,907	15,556,499
Selling, general and administrative expenses
Facility costs	178,416	300,686	—	4,632	483,734
Insurance expenses	262,063	223,046	31,508	354,800	871,417
Marketing expenses	691,980	251,520	—	2,323,912	3,267,412
Operational expenses	653,618	420,063	541,489	2,954,932	4,570,102
Compensation and related benefits	2,554,216	2,147,486	—	2,459,072	7,160,774
Travel & entertainment	61,700	21,318	4,973	37,891	125,882
Vehicle expenses	206,234	167,600	—	202,744	576,578
Depreciation	216,776	—	—	41,879	258,655
Amortization	330,750	—	99,553	21,308	451,611
MSA working capital adjustment	—	(3,377,288)	—	—	(3,377,288)
Total selling, general and administrative expenses	5,155,753	154,431	677,523	8,401,170	14,388,877
Loss on impairment	2,403,628	—	—	—	2,403,628
Loss from operations	(2,990,995)	(137,374)	182,639	(8,324,303)	(11,270,033)
Other (expense) income, net	—	—	—	(10,892,477)	(10,892,477)
Net (loss) income from operations before income taxes	$(2,990,995)	$(137,374)	$182,639	$(19,216,780)	$(22,162,510)
Total assets	$3,379,649	$705,522	$3,085,843	$4,325,941	$11,496,955
Capital expenditures	$27,044	$—	$—	$—	$27,044

The following table summarizes disaggregated revenue information by geographic area based upon the customer’s country of domicile:

	Year Ended December 31, 2025
	Owned
	Service	Managed		Corporate and
	Network	Solutions	Logistics	Strategic Assets	Total
United States	$17,907,967	$3,130,538	$12,033,756	$—	$33,072,261

	Year Ended December 31, 2024
	Owned
	Service	Managed		Corporate and
	Network	Solutions	Logistics	Strategic Assets	Total
United States	$12,201,600	$4,429,995	$4,307,602	$139,774	$21,078,971